COMMITMENTS AND CONTINGENCIES (Details)	3 Months Ended
	Dec. 31, 2020 USD ($) item $ / shares	Feb. 03, 2021 item
COMMITMENTS
Deferred underwriting fees (in dollars per share) | $ / shares	$ 0.20
Deferred Underwriting Fees | $	$ 5,750,000
Percentage Of Cash Fee Upon Gross Proceeds	3.50%
Maximum Number Of Demands For Registration Of Securities | item	3	3